Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 20, 2025	Dec. 20, 2024	Dec. 20, 2023
Schedule of Reconciliations of the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	20.00%	(20.00%)	20.00%
Effect on tax rates in different tax jurisdiction	(5.53%)	4.48%	4.38%
Temporary differences	(6.83%)	33.78%	(13.09%)
Valuation allowance	(7.64%)	0.01%
Effective income tax rate		18.27%	11.28%